AXP(R) Strategy
                                                                     Aggressive
                                                                           Fund

                                                         2001 SEMIANNUAL REPORT

American
  Express(R)
Funds

(icon of) ruler

AXP Strategy Aggressive Fund seeks to provide shareholders with long-term growth of capital.


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Corporate Climbers

All rapidly growing companies pass through various stages. During their middle stage, they're known in the investment world as "mid-caps." Stocks of such companies, which are the main focus of this Fund, offer investors an attractive combination: the potential for above-average corporate growth without the initial risks that are inherent in brand-new businesses.

CONTENTS
From the Chairman                        3
From the Portfolio Manager               3
Fund Facts                               5
The 10 Largest Holdings                  6
Financial Statements                     7
Notes to Financial Statements           10
Investments in Securities               17

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2   AXP STRATEGY AGGRESSIVE FUND -- SEMIANNUAL REPORT



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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) Louis Giglio
Louis Giglio
Portfolio manager

From the Portfolio Manager
The Fund experienced a substantial decline during the first half of the fiscal year, as continued deterioration in the stock market, particularly for technology-related issues, took its toll. For the six months -- April through September 2001 -- the Fund's Class A shares lost 19.43% (excluding the sales charge). This compares with a loss of 5.59% for the Standard & Poor's MidCap 400 Index (an unmanaged index of mid-capitalization stocks commonly used as a gauge for evaluating the performance of funds such as this).

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3   AXP STRATEGY AGGRESSIVE FUND -- SEMIANNUAL REPORT



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GOOD START, BAD FINISH
The period began well enough, as stocks moved higher on the hope that the Federal Reserve's series of cuts in short-term interest rates would provide a shot in the arm for the economy and, thus, corporate profits before the end of 2001. But that optimism started to fade by early summer, when investors were greeted by fresh reports of economic and profit weakness. The result was steady erosion in the market that culminated in a sharp sell-off brought on by the terrorist attacks of September 11.

For the Fund, its performance pattern took a similar path, although its decline during the final half of the period was much steeper than the market's. This was largely a result of its above-average level of technology holdings (about 40% of the portfolio at the peak), which suffered the most during the downturn.

Most of the tech holdings were concentrated in the fiber optics, software, semiconductor, telecommunications equipment and telecommunications services segments. Among the stocks hit hardest were Juniper, Ciena, Metromedia Fiber and Time Warner Telecommunications. In an effort to lessen the effect of the price erosion, I steadily reduced tech-related investments, but because of the degree of decline in many stocks, the overall effect was minimal.

As for other sectors, I added to health care, speciality retailing and financial services stocks. Aside from the biotech segment of health care, which dropped in concert with tech stocks, those holdings fared relatively well.

Looking ahead to the rest of the fiscal year, over the near term I expect to maintain what is now a more diversified portfolio than it was several months ago, both in terms of industry exposure and total number of holdings. Technology remains a component of the portfolio, but at a lower level. The Fund's focus on companies with above-average growth potential, however, has not changed. Assuming we get some improvement in the economy and profits in the months ahead, I expect this strategy to be rewarded.

Louis Giglio

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4   AXP STRATEGY AGGRESSIVE FUND -- SEMIANNUAL REPORT



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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                                   $10.82
March 31, 2001                                                   $13.43
Decrease                                                         $ 2.61

Distributions -- April 1, 2001 - Sept. 30, 2001
From income                                                      $   --
From long-term capital gains                                     $   --
Total distributions                                              $   --
Total return*                                                   -19.43%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                                   $ 9.89
March 31, 2001                                                   $12.33
Decrease                                                         $ 2.44

Distributions -- April 1, 2001 - Sept. 30, 2001
From income                                                      $   --
From long-term capital gains                                     $   --
Total distributions                                              $   --
Total return*                                                   -19.79%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                                   $ 9.90
March 31, 2001                                                   $12.33
Decrease                                                         $ 2.43

Distributions -- April 1, 2001 - Sept. 30, 2001
From income                                                      $   --
From long-term capital gains                                     $   --
Total distributions                                              $   --
Total return*                                                   -19.71%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                                   $10.97
March 31, 2001                                                   $13.60
Decrease                                                         $ 2.63

Distributions -- April 1, 2001 - Sept. 30, 2001
From income                                                      $   --
From long-term capital gains                                     $   --
Total distributions                                              $   --
Total return*                                                   -19.40%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5   AXP STRATEGY AGGRESSIVE FUND -- SEMIANNUAL REPORT



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The 10 Largest Holdings

                                 Percent                        Value
                             (of net assets)             (as of Sept. 30, 2001)
Biogen                            2.2%                        $32,369,791
IDEC Pharmaceuticals              2.2                          31,843,768
Invitrogen                        2.1                          30,907,200
MedImmune                         2.0                          28,504,000
TCF Financial                     1.9                          27,636,000
Electronic Arts                   1.8                          26,146,075
Genzyme-General Division          1.5                          21,915,150
USA Education                     1.5                          21,680,965
Best Buy                          1.5                          21,179,700
Stryker                           1.4                          20,519,910

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here
make up 18.1% of net assets

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6   AXP STRATEGY AGGRESSIVE FUND -- SEMIANNUAL REPORT



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Financial Statements
Statement of assets and liabilities

AXP Strategy Aggressive Fund
Sept. 30, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)*
   (identified cost $1,726,169,866)                                                                 $ 1,476,882,024
Cash in bank on demand deposit                                                                            1,365,540
Dividends and accrued interest receivable                                                                   545,078
Receivable for investment securities sold                                                                29,143,454
Capital shares receivable                                                                                     2,702
                                                                                                              -----
Total assets                                                                                          1,507,938,798
                                                                                                      -------------

Liabilities
Payable upon return of securities loaned (Note 5)                                                        21,674,800
Payable for investment securities purchased                                                              42,958,720
Accrued investment management services fee                                                                   22,568
Accrued distribution fee                                                                                     20,053
Accrued service fee                                                                                               9
Accrued transfer agency fee                                                                                  14,011
Accrued administrative services fee                                                                           1,850
Options contracts written, at value (premium received $55,288) (Note 6)                                      82,650
Other accrued expenses                                                                                      271,068
                                                                                                            -------
Total liabilities                                                                                        65,045,729
                                                                                                         ----------
Net assets applicable to outstanding capital stock                                                  $ 1,442,893,069
                                                                                                    ===============

Represented by
Capital stock -- $.01 par value (Note 1)                                                            $     1,379,366
Additional paid-in capital                                                                            2,741,261,203
Net operating loss                                                                                       (2,408,696)
Accumulated net realized gain (loss) (Note 8)                                                        (1,048,023,600)
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                                         (249,315,204)
                                                                                                       ------------
Total -- representing net assets applicable to outstanding capital stock                            $ 1,442,893,069
                                                                                                    ===============
Net assets applicable to outstanding shares:                  Class A                               $   905,981,132
                                                              Class B                               $   530,156,048
                                                              Class C                               $     3,258,211
                                                              Class Y                               $     3,497,678
Net asset value per share of outstanding capital stock:       Class A shares    83,705,767          $         10.82
                                                              Class B shares    53,582,862          $          9.89
                                                              Class C shares       329,191          $          9.90
                                                              Class Y shares       318,800          $         10.97
                                                                                   -------          ---------------
* Including securities on loan, at value (Note 5)                                                   $    21,239,828
                                                                                                    ---------------

See accompanying notes to financial statements.

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7   AXP STRATEGY AGGRESSIVE FUND -- SEMIANNUAL REPORT



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Statement of operations

AXP Strategy Aggressive Fund
Six months ended Sept. 30, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                                             $   4,840,365
Interest                                                                                                  6,149,992
     Less foreign taxes withheld                                                                            (92,190)
                                                                                                            -------
Total income                                                                                             10,898,167
                                                                                                         ----------
Expenses (Note 2):
Investment management services fee                                                                        4,428,280
Distribution fee
     Class A                                                                                              1,425,921
     Class B                                                                                              3,878,418
     Class C                                                                                                 18,683
Transfer agency fee                                                                                       2,295,526
Incremental transfer agency fee
     Class A                                                                                                154,229
     Class B                                                                                                170,076
     Class C                                                                                                  1,298
Service fee -- Class Y                                                                                        2,137
Administrative services fees and expenses                                                                   474,605
Compensation of board members                                                                                 9,335
Custodian fees                                                                                               88,681
Printing and postage                                                                                        205,410
Registration fees                                                                                           160,177
Audit fees                                                                                                   11,750
Other                                                                                                        26,220
                                                                                                             ------
Total expenses                                                                                           13,350,746
     Earnings credits on cash balances (Note 2)                                                             (43,883)
                                                                                                            -------
Total net expenses                                                                                       13,306,863
                                                                                                         ----------
Investment income (loss) -- net                                                                          (2,408,696)
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                                                    (361,391,267)
     Foreign currency transactions                                                                            2,232
     Options contracts written (Note 6)                                                                   1,326,439
                                                                                                          ---------
Net realized gain (loss) on investments                                                                (360,062,596)
Net change in unrealized appreciation (depreciation) on investments and on
     translation of assets and liabilities in foreign currencies                                          5,977,506
                                                                                                          ---------
Net gain (loss) on investments and foreign currencies                                                  (354,085,090)
                                                                                                       ------------
Net increase (decrease) in net assets resulting from operations                                       $(356,493,786)
                                                                                                      =============

See accompanying notes to financial statements.

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8   AXP STRATEGY AGGRESSIVE FUND -- SEMIANNUAL REPORT



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Statements of changes in net assets
AXP Strategy Aggressive Fund

                                                                                Sept. 30, 2001       March 31, 2001
                                                                               Six months ended        Year ended
                                                                                  (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                $   (2,408,696)      $   (17,427,803)
Net realized gain (loss) on investments                                          (360,062,596)         (685,308,904)
Net change in unrealized appreciation (depreciation) on investments and on
     translation of assets and liabilities in foreign currencies                    5,977,506        (1,169,638,846)
                                                                                    ---------        --------------
Net increase (decrease) in net assets resulting from operations                  (356,493,786)       (1,872,375,553)
                                                                                 ------------        --------------
Distributions to shareholders from:
     Net realized gain
         Class A                                                                           --          (377,487,981)
         Class B                                                                           --          (292,923,066)
         Class C                                                                           --              (723,299)
         Class Y                                                                           --            (1,014,618)
                                                                                         ----            ----------
Total distributions                                                                        --          (672,148,964)
                                                                                         ----          ------------

Capital share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                                      249,273,684           974,023,620
     Class B shares                                                                45,533,554           351,436,756
     Class C shares                                                                 1,486,307             5,156,034
     Class Y shares                                                                 1,171,743            90,125,991
Reinvestment of distributions at net asset value
     Class A shares                                                                        --           371,815,636
     Class B shares                                                                        --           290,027,391
     Class C shares                                                                        --               723,299
     Class Y shares                                                                        --             1,014,618
Payments for redemptions
     Class A shares                                                              (208,442,082)         (540,046,467)
     Class B shares (Note 2)                                                     (177,547,317)         (363,090,741)
     Class C shares (Note 2)                                                         (355,866)             (419,460)
     Class Y shares                                                                  (680,796)          (84,222,622)
                                                                                     --------           -----------
Increase (decrease) in net assets from capital share transactions                 (89,560,773)        1,096,544,055
                                                                                  -----------         -------------
Total increase (decrease) in net assets                                          (446,054,559)       (1,447,980,462)
Net assets at beginning of period                                               1,888,947,628         3,336,928,090
                                                                                -------------         -------------
Net assets at end of period                                                    $1,442,893,069       $ 1,888,947,628
                                                                               ==============       ===============

See accompanying notes to financial statements.

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9   AXP STRATEGY AGGRESSIVE FUND -- SEMIANNUAL REPORT



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Notes to Financial Statements

AXP Strategy Aggressive Fund
(Unaudited as to Sept. 30, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in common stocks that are selected for their above-average growth potential.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 64 shares of capital stock at $31.37 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk

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10   AXP STRATEGY AGGRESSIVE FUND -- SEMIANNUAL REPORT



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in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Sept. 30, 2001, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Sept. 30, 2001 was $74,356,829 representing 5.15% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

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11   AXP STRATEGY AGGRESSIVE FUND -- SEMIANNUAL REPORT



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Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its commitment. As of Sept. 30, 2001, the Fund has entered into outstanding when-issued or forward commitments of $4,800,000.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend declared and paid by the end of the calendar year from net investment income, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.6% to 0.5% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Mid-Cap Growth Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $1,223,086 for the period ended Sept. 30, 2001.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.03% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

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Under a separate Transfer Agency Agreement, American Express Client Service
Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.00
o  Class B $20.00
o  Class C $19.50
o  Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,227,992 for Class A, $198,237 for Class B and $652 for Class C for the six months ended Sept. 30, 2001. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended Sept. 30, 2001, the Fund's custodian and transfer agency fees were reduced by $43,883 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,968,652,568 and $1,829,906,550, respectively, for the six months ended Sept. 30, 2001. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $42,618 for the six months ended Sept. 30, 2001.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                                   Six months ended Sept. 30, 2001
                                         Class A        Class B     Class C     Class Y

Sold                                    17,995,079    3,575,970    115,310       83,145
Issued for reinvested distributions             --           --         --           --
Redeemed                               (15,318,000) (14,392,641)   (29,377)     (49,622)
                                       -----------  -----------    -------      -------
Net increase (decrease)                  2,677,079  (10,816,671)    85,933       33,523
                                         ---------  -----------     ------       ------



                                                      Year ended March 31, 2001
                                         Class A        Class B     Class C*    Class Y

Sold                                    34,346,223   13,442,025    220,660    3,759,565
Issued for reinvested distributions     21,743,271   18,449,383     46,113       58,580
Redeemed                               (21,538,687) (13,577,731)   (23,515)  (3,533,047)
                                       -----------  -----------    -------   ----------
Net increase (decrease)                 34,550,807   18,313,677    243,258      285,098
                                        ----------   ----------    -------      -------

* Inception date was June 26, 2000.

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13   AXP STRATEGY AGGRESSIVE FUND -- SEMIANNUAL REPORT



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5. LENDING OF PORTFOLIO SECURITIES
As of Sept. 30, 2001, securities valued at $21,239,828 were on loan to brokers. For collateral, the Fund received $21,674,800 in cash. Income from securities lending amounted to $882,864 for the six months ended Sept. 30, 2001. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                                   Six months ended Sept. 30, 2001
                                                    Puts                   Calls
                                            Contracts    Premium   Contracts    Premium

Balance March 31, 2001                         250    $ 111,746      1,650   $ 497,536
Opened                                       1,700      542,486      2,445     764,225
Closed                                        (550)    (165,968)    (2,375)   (902,638)
Exercised                                     (670)    (189,764)        --          --
Expired                                       (730)    (298,500)    (1,150)   (303,835)
                                              ----     --------     ------    --------
Balance Sept. 30, 2001                          --     $     --        570   $  55,288
                                              ----     --------        ---   ---------

See "Summary of significant accounting policies."

7. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Sept. 30, 2001.

8. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund had a capital loss carry-over of $677,889,503 as of March 31, 2001 that will expire in 2009 and 2011 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carry-over has been offset or expires.

-------------------------------------------------------------------------------
14   AXP STRATEGY AGGRESSIVE FUND -- SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended March 31,                         2001(f)      2001         2000         1999         1998

Net asset value, beginning of period                $13.43     $  37.03       $22.88       $22.12       $18.34

Income from investment operations:

Net investment income (loss)                           .01         (.05)        (.05)        (.10)        (.03)

Net gains (losses) (both realized and unrealized)    (2.62)      (17.20)       21.58         1.12         7.76

Total from investment operations                     (2.61)      (17.25)       21.53         1.02         7.73

Less distributions:

Distributions from realized gains                       --        (6.35)       (7.38)        (.26)       (3.95)

Net asset value, end of period                      $10.82     $  13.43       $37.03       $22.88       $22.12

Ratios/supplemental data

Net assets, end of period (in millions)               $906       $1,088       $1,721         $608         $548

Ratio of expenses to average
daily net assets(c)                                  1.08%(d)     1.10%        1.06%        1.02%        1.01%

Ratio of net investment income
(loss) to average daily net assets                    .07%(d)     (.26%)       (.22%)       (.48%)       (.45%)

Portfolio turnover rate
(excluding short-term securities)                     110%         137%         155%          98%          95%

Total return(e)                                    (19.43%)     (50.27%)     100.97%        4.68%       46.18%


Class B

Per share income and capital changes(a)

Fiscal period ended March 31,                         2001(f)      2001         2000         1999         1998

Net asset value, beginning of period                $12.33     $  35.06       $22.05       $21.48       $18.04

Income from investment operations:

Net investment income (loss)                          (.05)        (.20)        (.22)        (.27)        (.18)

Net gains (losses) (both realized and unrealized)    (2.39)      (16.18)       20.61         1.10         7.57

Total from investment operations                     (2.44)      (16.38)       20.39          .83         7.39

Less distributions:

Distributions from realized gains                       --        (6.35)       (7.38)        (.26)       (3.95)

Net asset value, end of period                       $9.89     $  12.33       $35.06       $22.05       $21.48

Ratios/supplemental data

Net assets, end of period (in millions)               $530         $794       $1,616         $806         $892

Ratio of expenses to average
daily net assets(c)                                  1.84%(d)     1.86%        1.81%        1.78%        1.77%

Ratio of net investment income
(loss) to average daily net assets                   (.72%)(d)   (1.03%)      (1.00%)      (1.25%)      (1.21%)

Portfolio turnover rate
(excluding short-term securities)                     110%         137%         155%          98%          95%

Total return(e)                                    (19.79%)     (50.63%)      99.59%        3.88%       45.08%

See accompanying notes to financial highlights.

-------------------------------------------------------------------------------
15   AXP STRATEGY AGGRESSIVE FUND -- SEMIANNUAL REPORT

Class C

Per share income and capital changes(a)

Fiscal period ended March 31,                         2001(f)      2001(b)

Net asset value, beginning of period                $12.33      $ 30.40

Income from investment operations:

Net investment income (loss)                          (.04)        (.07)

Net gains (losses) (both realized and unrealized)    (2.39)      (11.65)

Total from investment operations                     (2.43)      (11.72)

Less distributions:

Distributions from realized gains                       --        (6.35)

Net asset value, end of period                      $ 9.90      $ 12.33

Ratios/supplemental data

Net assets, end of period (in millions)                 $3           $3

Ratio of expenses to average
daily net assets(c)                                  1.84%(d)     1.86%(d)

Ratio of net investment income
(loss) to average daily net assets                   (.73%)(d)    (.84%)(d)

Portfolio turnover rate
(excluding short-term securities)                     110%         137%

Total return(e)                                    (19.71%)     (43.07%)


Class Y

Per share income and capital changes(a)

Fiscal period ended March 31,                         2001(f)      2001         2000         1999         1998

Net asset value, beginning of period                $13.60     $  37.33       $23.00       $22.22       $18.40

Income from investment operations:

Net investment income (loss)                           .02         (.01)        (.01)        (.10)          --

Net gains (losses) (both realized and unrealized)    (2.65)      (17.37)       21.72         1.14         7.77

Total from investment operations                     (2.63)      (17.38)       21.71         1.04         7.77

Less distributions:

Distributions from realized gains                       --        (6.35)       (7.38)        (.26)       (3.95)

Net asset value, end of period                      $10.97     $  13.60       $37.33       $23.00       $22.22

Ratios/supplemental data

Net assets, end of period (in millions)                 $3           $4          $--          $--          $--

Ratio of expenses to average
daily net assets(c)                                   .90%(d)      .96%         .89%         .92%         .88%

Ratio of net investment income
(loss) to average daily net assets                    .23%(d)     (.03%)       (.07%)       (.40%)       (.35%)

Portfolio turnover rate
(excluding short-term securities)                     110%         137%         155%          98%          95%

Total return(e)                                    (19.40%)     (50.21%)     101.29%        4.74%       46.34%


Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Six months ended Sept. 30, 2001 (Unaudited).

-------------------------------------------------------------------------------
16   AXP STRATEGY AGGRESSIVE FUND -- SEMIANNUAL REPORT

Investments in Securities

AXP Strategy Aggressive Fund

Sept. 30, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (90.3%)
Issuer                                Shares                   Value(a)

Automotive & related (0.3%)
Gentex                               200,000(b)              $4,778,000

Banks and savings & loans (5.5%)
Alliance Data Systems                472,500(b)               7,678,125
Banknorth Group                      175,000                  3,906,000
Saxon Capital Acquisition            500,000(b,j)             4,556,250
TCF Financial                        600,000                 27,636,000
USA Education                        261,500                 21,680,965
Zions Bancorp                        250,000                 13,415,000
Total                                                        78,872,340

Building materials & construction (1.2%)
American Standard                    119,000(b)               6,545,000
Martin Marietta Materials            286,200                 11,193,282
Total                                                        17,738,282

Chemicals (1.1%)
Eastman Chemical                     215,500                  7,822,650
Ecolab                               235,500                  8,555,715
Total                                                        16,378,365

Communications equipment & services (1.6%)
Brocade Communications
     Systems                         450,000(b)               6,313,500
Equinix                              157,007(b,j)                63,588
RF Micro Devices                     328,600(b,i)             5,461,332
Scientific-Atlanta                   480,200                  8,427,510
SignalSoft                           844,594(b,j)             3,017,966
Total                                                        23,283,896

Computer software & services (6.0%)
Adobe Systems                        555,000                 13,308,900
Citrix Systems                       300,000(b)               5,940,000
Electronic Arts                      572,500(b,g)            26,146,075
Intuit                               250,000(b)               8,950,000
Sungard Data Systems                 594,100(b)              13,884,117
VeriSign                             440,000(b)              18,436,000
Total                                                        86,665,092

Computers & office equipment (9.1%)
Affiliated Computer
     Services Cl A                   113,000(b,i)             9,199,330
BISYS Group                          175,000(b)               9,278,500
Cadence Design Systems               433,800(b)               7,222,770
Certegy                              136,000(b)               3,530,560
Comverse Technology                  289,500(b)               5,928,960
CSG Systems Intl                     100,000(b)               4,100,000
DST Systems                          413,000(b)              17,862,250
Equifax                              243,300                  5,328,270
Fiserv                               601,200(b)              20,506,932
Mercury Interactive                  375,000(b)               7,140,000
NVIDIA                               360,000(b)               9,889,200
Rational Software                    704,500(b)               6,100,970
Sanmina                              403,000(b)               5,472,740
Symantec                             193,200(b)               6,698,244
Synopsys                             294,400(b)              11,808,355
Total                                                       130,067,081

Electronics (6.6%)
Altera                               900,000(b)              14,841,000
Celestica                            378,300(b,c)            10,327,590
Conexant Systems                     695,400(b)               5,771,820
KLA-Tencor                           300,000(b)               9,474,000
Microchip Technology                 415,200(b)              11,127,360
Pericom Semiconductor                527,100(b)               7,326,690
SCI Systems                          302,000(b)               5,436,000
Teradyne                             527,500(b)              10,286,250
Waters                               350,000(b)              12,519,500
Xilinx                               335,800(b)               7,901,374
Total                                                        95,011,584

Energy (1.9%)
Apache                               262,500                 11,284,875
Newfield Exploration                 423,500(b)              12,366,200
Stone Energy                         133,500(b)               4,298,700
Total                                                        27,949,775

Energy equipment & services (2.7%)
Ensco Intl                         1,000,000                 14,620,000
Global Marine                        825,000(b)              11,550,000
Weatherford Intl                     500,000(b)              12,755,000
Total                                                        38,925,000

Financial services (2.1%)
Federated Investors Cl B             195,000                  5,772,000
Instinet Group                       849,400(b)               8,315,626
Lehman Brothers Holdings             150,000                  8,527,500
Radian Group                         213,000                  8,200,500
Total                                                        30,815,626

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
17   AXP STRATEGY AGGRESSIVE FUND -- SEMIANNUAL REPORT

Issuer                                Shares                   Value(a)

Health care (23.1%)
Alkermes                             185,000(b)              $3,622,300
Allergan                             130,000                  8,619,000
Biogen                               582,400(b)              32,369,791
Biomet                               693,300                 20,279,025
Boston Scientific                    463,500(b)               9,501,750
Enzon                                221,000(b,i)            11,271,000
Forest Laboratories                  120,000(b)               8,656,800
Genzyme-General Division             482,500(b)              21,915,150
Guidant                              300,000(b)              11,550,000
ICOS                                  97,200(b)               4,783,212
IDEC Pharmaceuticals                 642,400(b)              31,843,768
Immunex                              802,000(b)              14,957,300
Invitrogen                           470,000(b)              30,907,200
IVAX                                 357,500(b)               7,925,775
King Pharmaceuticals                 253,666(b)              10,641,289
MedImmune                            800,000(b)              28,504,000
Millennium Pharmaceuticals           431,000(b)               7,654,560
Protein Design Labs                  250,000(b)              11,807,500
Quest Diagnostics                    273,000(b)              16,844,100
St. Jude Medical                     129,500(b)               8,864,275
Stryker                              387,900                 20,519,910
Watson Pharmaceuticals               160,000(b)               8,753,600
Total                                                       331,791,305

Health care services (10.5%)
AdvancePCS                           181,000(b)              12,992,180
AmerisourceBergen                    287,000(b)              20,362,650
Caremark Rx                          599,000(b)               9,991,320
Cytyc                                230,000(b)               6,166,300
Express Scripts Cl A                 248,000(b)              13,764,000
First Health Group                   196,000(b)               5,758,480
Health Management
     Associates Cl A                 429,500(b)               8,916,420
IMS Health                           585,000                 14,654,250
Lincare Holdings                     458,000(b)              12,169,060
Omnicare                             350,000                  7,640,500
Universal Health Services Cl B       414,000(b)              20,203,200
Wellpoint Health Networks            161,500(b)              17,627,725
Total                                                       150,246,085

Insurance (1.8%)
Everest Re Group                     141,900(c)               9,180,930
Marsh & McLennan                      53,000                  5,125,100
PartnerRe                             57,500(c)               2,708,250
XL Capital Cl A                      121,700(c)               9,614,300
Total                                                        26,628,580

Leisure time & entertainment (0.5%)
Intl Game Technology                 163,200(b)               6,936,000

Media (2.8%)
Adelphia Communications Cl A         417,500(b,i)            $9,268,500
Hispanic Broadcasting                252,200(b)               4,060,420
Knight-Ridder                         72,500                  4,049,125
Univision Communications Cl A        134,500(b)               3,086,775
USA Networks                         522,000(b)               9,385,560
Westwood One                         464,100(b)              10,326,225
Total                                                        40,176,605

Miscellaneous (1.5%)
Avasta E-Services                    466,734(b,f,j)                  --
Convergys                            340,000(b)               9,435,000
Intersil                             287,500(b)               8,027,000
Triton PCS Holdings Cl A             125,700(b)               4,776,600
Total                                                        22,238,600

Multi-industry conglomerates (1.0%)
Danaher                              317,900                 14,998,522

Restaurants & lodging (1.5%)
Starbucks                          1,027,100(b)              15,242,164
Tricon Global Restaurants            157,100(b)               6,161,462
Total                                                        21,403,626

Retail (7.9%)
Bed Bath & Beyond                    618,500(b)              15,747,010
Best Buy                             466,000(b)              21,179,700
Dollar General                       516,000                  6,037,200
Dollar Tree Stores                   246,600(b)               4,623,750
Family Dollar Stores                 648,500                 17,846,720
Kohl's                               165,000(b)               7,920,000
Rite Aid                           1,896,000(b,i)            14,637,120
Ross Stores                          312,000                  9,126,000
TJX Companies                        495,600                 16,305,240
Total                                                       113,422,740

Transportation (0.7%)
C.H. Robinson Worldwide              200,000                  5,792,000
Expeditors Intl of Washington        100,000                  4,735,000
Total                                                        10,527,000

Utilities -- electric (0.6%)
Aquila                               180,300(b)               3,930,540
NRG Energy                           250,000(b)               4,052,500
Total                                                         7,983,040

Utilities -- telephone (0.3%)
Western Wireless Cl A                149,100(b)               5,036,598

Total common stocks
(Cost: $1,500,981,589)                                   $1,301,873,742

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
18   AXP STRATEGY AGGRESSIVE FUND -- SEMIANNUAL REPORT

Preferred stocks & other (4.5%)(b)
Issuer                                Shares                   Value(a)

Adaytum Software                      48,154(j)                $301,926
     Series E                        574,163(j)               3,600,002
     Warrants                         12,039(f,j)                    --
Agiliti
     Cv Series C                   1,700,000(j)               1,445,000
Aurgin Systems
     2.46%                         2,285,975(j)               3,909,017
Avasta
     Series B                        933,467(j)               1,250,846
Bandwidth9
     Series F                      1,413,043(j)              12,999,995
Bluestream Ventures LP             8,000,000(e,j)             7,840,000
Covia Technologies
     Series E                      1,390,043(j)               1,492,906
Dia Dexus
     Cv Series C                     795,698(j)               6,166,660
Equinix
     Cv                              238,726(d)                 107,427
Evoice
     Cv Series D                   3,041,384(j)               1,393,389
     Cv Series DD                    153,268(j)                 171,844
Fibrogen
     Cv Series E                   1,113,586(j)               5,000,001
Marketsoft
     Cv                              698,770(j)               3,409,998
Mars
     Cv Series D                   2,142,857(j)               2,142,857
     Series G                      2,380,000(j)               2,380,000
Nobex
     2.50%                         2,000,000(j)               5,000,000
Paxonet Communications               861,064(j)               1,214,100
Portera
     Series G                      1,446,270(j)                 752,060
Therox
     Series H                        814,130(j)               3,744,998
Vcommerce
     Cv Series C                     769,957(j)                 931,648
Xbox
     Cv Series B                     347,938(j)                 121,778

Total preferred stocks & other
(Cost: $97,786,139)                                         $65,376,452

Bonds (0.3%)
Issuer                   Coupon           Principal            Value(a)
                           rate              amount
Equinix
   Sr Nts
     12-01-07            13.00%          $9,300,000          $3,255,000
Mars
   Cv
     05-24-02            12.00            1,450,000(j)        1,450,000

Total bonds
(Cost: $10,745,688)                                          $4,705,000

Options purchased (--%)
Issuer            Contracts     Exercise      Expiration       Value(a)
     price             date
Calls
Nasdaq 100            6,100      $45.00  Jan. 2002              $76,250
Nasdaq 100           10,850       50.00  Jan. 2002               81,375
Rite Aid              2,600        7.50  Jan. 2002              305,500
Sun
   MicroSystems       4,000       22.50  Jan. 2002               30,000

Total options purchased
(Cost: $12,171,873)                                            $493,125

Short-term securities (7.2%)
Issuer               Annualized              Amount            Value(a)
                  yield on date          payable at
                    of purchase            maturity

U.S. government agencies (4.5%)
Federal Home Loan Bank Disc Nts
     10-26-01             3.53%         $13,300,000         $13,262,393
     12-19-01             2.16           29,200,000          29,025,075
Federal Home Loan Mtge Corp Disc Nt
     10-30-01             3.41           10,300,000          10,268,871
Federal Natl Mtge Assn Disc Nts
     11-08-01             3.42            5,100,000           5,079,928
     12-20-01             2.20            8,600,000           8,547,853
Total                                                        66,184,120

See accompanying notes to investments in securities.

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19   AXP STRATEGY AGGRESSIVE FUND -- SEMIANNUAL REPORT

Issuer               Annualized              Amount            Value(a)
                  yield on date          payable at
                    of purchase            maturity

Commercial paper (2.7%)
BellSouth
     10-05-01             3.47%          $4,500,000(h)       $4,496,964
Cargill
     10-01-01             3.45            5,500,000(h)        5,498,419
Charta
     10-25-01             3.58            7,400,000(h)        7,380,144
CXC
     10-11-01             3.67            3,200,000(h)        3,195,784
Gannett
     10-03-01             3.50           10,400,000(h)       10,394,944
Pfizer
     10-05-01             3.46%          $2,800,000(h)       $2,798,116
     10-15-01             3.46              900,000             898,534
Southern Co Funding
     11-07-01             3.34            3,600,000(h)        3,586,680
Total                                                        38,249,585

Total short-term securities
(Cost: $104,484,577)                                       $104,433,705

Total investments in securities
(Cost: $1,726,169,866)(k)                                $1,476,882,024

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Sept. 30, 2001, the value of foreign securities represented 2.21% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At Sept. 30, 2001, the amount of capital committed to the LLC or LP for future investment was $4,800,000.

(f)  Negligible market value.

(g) At Sept. 30, 2001, securities valued at $2,603,190 were held to cover open call options written as follows (see Note 6 to the financial statements):

     Issuer           Contracts     Exercise    Expiration     Value(a)
                                       price          date

     Electronic Arts        570          $55     Nov. 2001      $82,650

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(i) Security is partially or fully on loan. See Note 5 to the financial statements.

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20   AXP STRATEGY AGGRESSIVE FUND -- SEMIANNUAL REPORT

(j)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Sept. 30, 2001, is as follows:

     Security                               Acquisition               Cost
                                               dates

     Adaytum Software                        05-10-01             $   301,926
         Series E                            09-15-00               3,600,002
         Warrants                            05-10-01                      --
     Agiliti
         Cv Series C                         11-14-00               5,100,000
     Aurgin Systems
         2.46%                               12-16-99               5,623,499
     Avasta
         Series B                            11-09-00               5,119,600
     Avasta E-Services                       11-08-00                      --
     Bandwidth9
         Series F                            11-01-00              12,999,995
     Bluestream Ventures LP           06-28-00 thru 06-28-01        8,000,000
     Covia Technologies
         Series E                            08-16-00               3,483,448
     Dia Dexus
         Cv Series C                         04-03-00               6,166,660
     Equinix                                 12-01-99                 885,713
     Evoice
         Cv Series D                         11-27-00               3,410,003
         Cv Series DD                        05-07-01                 164,820
     Fibrogen
         Cv Series E                         05-17-00               5,000,001
     Marketsoft
         Cv                                  12-11-00               3,409,998
     Mars
         12.00% Cv 2002                      08-22-01               1,450,000
         Cv Series D                         06-16-00               4,500,000
         Series G                            12-01-99               5,000,000
     Nobex
         2.50%                               05-04-99               5,000,000
     Paxonet Communications                  04-23-01               2,428,200
     Portera
         Series G                            11-10-00               4,845,005
     Saxon Capital Acquisition*              06-29-01               5,000,000
     SignalSoft                       12-15-99 thru 02-27-01        4,999,996
     Therox
         Series H                            09-05-00               3,744,998
     Vcommerce
         Cv Series C                         07-21-00               3,588,000
     Xbox
         Cv Series B                         06-01-00               2,699,999

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(k) At Sept. 30, 2001, the cost of securities for federal income tax purposes was approximately $1,726,170,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                              $  53,660,000
     Unrealized depreciation                               (302,948,000)
                                                           ------------
     Net unrealized depreciation                          $(249,288,000)
                                                          -------------

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21   AXP STRATEGY AGGRESSIVE FUND -- SEMIANNUAL REPORT

AXP Strategy Aggressive Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: ISAAX      Class B: INAGX
Class C: N/A        Class Y: N/A

                                  PRSRT STD AUTO
                                   U.S. POSTAGE
                                       PAID
                                     AMERICAN
                                      EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                S-6480 R (11/01)